Share-Based Compensation - Summary of Share Options Activity Classified as Equity (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted | shares		7,040,860	22,000,000
Number of options, Forfeited | shares		(93,192)	(27,647)
Options Classified as Equity [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Beginning balance | shares		266,194,244
Number of options, Granted | shares		68,295,480
Number of options, Exercised | shares		(100,562,201)
Number of options, Forfeited | shares		(21,532,099)
Number of options, Cash settlement unvested options | shares		(3,184,960)
Number of options, Ending balance | shares		209,210,464	266,194,244
Number of options, Vested and expected to vest | shares				209,210,464
Number of options, Exercisable | shares		53,540,433
Weighted average exercise price per share, Beginning balance	$ 0.00001
Weighted average exercise price per share, Granted	0.00001
Weighted average exercise price per share, Exercised	0.00001
Weighted average exercise price per share, Forfeited	0.00001
Weighted average exercise price per share, Cash settlement unvested options	0.00001
Weighted average exercise price per share, Ending balance	0.00001
Weighted average exercise price per share, Vested and expected to vest	0.00001
Weighted average exercise price per share, Exercisable	0.00001
Weighted average remaining contract life		7 years 6 months 25 days	7 years 9 months 14 days
Weighted average remaining contract life, Vested and expected to vest		7 years 6 months 25 days
Weighted average remaining contract life, Exercisable		5 years 2 months 12 days
Weighted average grant date fair value per share, Beginning balance	0.418
Weighted average grant date fair value per share, Granted	0.5971
Weighted average grant date fair value per share, Exercised	0.4694
Weighted average grant date fair value per share, Forfeited	0.4243
Weighted average grant date fair value per share, Cash settlement unvested options	0.4638
Weighted average grant date fair value per share, Ending balance	0.4504
Weighted average grant date fair value per share, Vested and expected to vest	0.4504
Weighted average grant date fair value per share, Exercisable	$ 0.4046
Aggregate intrinsic value, Beginning balance | ¥		¥ 144,008
Aggregate intrinsic value, Ending balance | ¥		¥ 112,239	¥ 144,008
Aggregate intrinsic value, Vested and expected to vest | ¥				¥ 112,239
Aggregate intrinsic value, Exercisable | ¥				¥ 28,724